Income taxes (Summary of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of period	$ 79,393	$ 74,361
GECAS Transaction	61,263	0
(Decrease) Increase of allowance included in income tax expense	11,421	5,032
Valuation allowance at end of period	$ 152,077	$ 79,393